Property and Equipment, Net (Property and Equipment) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 371.3		$ 512.8	$ 424.6
Less accumulated depreciation	213.2		206.0	152.7
Property, Plant and Equipment, Net, Total	158.1		306.8	271.9
Depreciation expense	15.2	$ 14.0	60.2	40.7	$ 33.2
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 25.9		$ 38.2	32.3
Land, buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	P1Y		P1Y
Land, buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	P40Y		P40Y
Machinery
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 189.0		$ 257.9	202.2
Machinery | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	P1Y		P1Y
Machinery | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	P20Y		P20Y
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 156.4		$ 216.7	$ 190.1
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	P1Y		P1Y
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	P15Y		P15Y